UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Semiannual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Magellan	.57%
Actual		$ 1,000.00	$ 1,063.20	$ 2.95
Hypothetical A		$ 1,000.00	$ 1,022.21	$ 2.89
Class K	.47%
Actual		$ 1,000.00	$ 1,063.80	$ 2.43
Hypothetical A		$ 1,000.00	$ 1,022.71	$ 2.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	2.7
JPMorgan Chase & Co.	3.1	3.0
Bank of America Corp.	2.5	2.3
Google, Inc. Class A	2.2	4.1
Google, Inc. Class C	2.2	0.0
Berkshire Hathaway, Inc. Class B	2.0	1.9
TJX Companies, Inc.	1.9	1.8
AbbVie, Inc.	1.7	0.0
Wells Fargo & Co.	1.7	2.1
Facebook, Inc. Class A	1.6	2.0
	22.9
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	21.3
Financials	18.4	19.0
Health Care	14.8	14.1
Consumer Discretionary	13.5	13.8
Industrials	8.8	9.7
Asset Allocation (% of fund's net assets)
As of September 30, 2014*		As of March 31, 2014**
	Stocks 98.3%		Stocks 98.8%
	Convertible Securities 0.6%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	9.0%	** Foreign investments	6.3%

Semiannual Report

Investments September 30, 2014

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.7%
Johnson Controls, Inc.	2,536,200	$ 111,593
Automobiles - 0.2%
Tesla Motors, Inc. (a)	118,200	28,685
Diversified Consumer Services - 1.0%
H&R Block, Inc.	2,701,000	83,758
LifeLock, Inc. (a)(d)	1,756,400	25,099
Service Corp. International	2,954,719	62,463
		171,320
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	982,068	49,879
Domino's Pizza, Inc.	446,300	34,347
Las Vegas Sands Corp.	1,145,900	71,286
Starbucks Corp.	1,548,800	116,872
		272,384
Household Durables - 0.4%
KB Home	1,693,500	25,301
Leggett & Platt, Inc.	1,073,700	37,494
		62,795
Internet & Catalog Retail - 0.5%
priceline.com, Inc. (a)	79,000	91,528
Media - 3.3%
CBS Corp. Class B	1,236,300	66,142
Comcast Corp. Class A	4,702,500	252,900
Lions Gate Entertainment Corp.	1,218,900	40,187
Starz Series A (a)	542,400	17,943
Time Warner, Inc.	1,370,400	103,068
Viacom, Inc. Class B (non-vtg.)	701,300	53,958
		534,198
Specialty Retail - 3.6%
GNC Holdings, Inc.	849,300	32,902
Home Depot, Inc.	2,675,400	245,441
TJX Companies, Inc.	5,193,400	307,293
		585,636
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	1,428,700	50,876
Hanesbrands, Inc.	221,100	23,755
Kate Spade & Co. (a)	1,581,900	41,493
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	1,191,400	$ 106,273
VF Corp.	1,561,720	103,120
		325,517
TOTAL CONSUMER DISCRETIONARY		2,183,656
CONSUMER STAPLES - 7.3%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	428,660	47,537
Molson Coors Brewing Co. Class B	460,900	34,309
Monster Beverage Corp. (a)	1,047,200	95,997
		177,843
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	740,400	92,787
CVS Caremark Corp.	2,304,672	183,429
Kroger Co.	3,617,200	188,094
		464,310
Food Products - 2.9%
Bunge Ltd.	1,212,000	102,087
Keurig Green Mountain, Inc.	1,069,600	139,187
Mead Johnson Nutrition Co. Class A	1,038,400	99,915
Mondelez International, Inc.	3,797,500	130,121
		471,310
Personal Products - 0.5%
Herbalife Ltd.	1,745,400	76,361
TOTAL CONSUMER STAPLES		1,189,824
ENERGY - 8.6%
Energy Equipment & Services - 2.3%
Oceaneering International, Inc.	2,536,000	165,271
Schlumberger Ltd.	2,045,400	207,997
		373,268
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	1,990,300	201,896
BG Group PLC	898,000	16,578
Cabot Oil & Gas Corp.	2,783,636	90,997
Cimarex Energy Co.	162,800	20,599
ConocoPhillips Co.	1,996,300	152,757
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	2,009,000	$ 198,931
EP Energy Corp. (d)	3,361,000	58,750
Marathon Oil Corp.	339,600	12,766
Marathon Petroleum Corp.	645,400	54,646
Peabody Energy Corp.	1,319,400	16,334
Phillips 66 Co.	797,400	64,837
Phillips 66 Partners LP	260,300	17,375
Suncor Energy, Inc.	3,523,000	127,494
		1,033,960
TOTAL ENERGY		1,407,228
FINANCIALS - 18.4%
Banks - 9.6%
Bank of America Corp.	24,354,600	415,246
Citigroup, Inc.	4,491,016	232,724
Comerica, Inc.	525,000	26,177
JPMorgan Chase & Co.	8,264,998	497,883
U.S. Bancorp	2,688,359	112,454
Wells Fargo & Co.	5,289,155	274,348
		1,558,832
Capital Markets - 3.5%
BlackRock, Inc. Class A	745,100	244,631
Charles Schwab Corp.	1,476,068	43,382
KKR & Co. LP	1,666,569	37,164
Morgan Stanley	4,981,868	172,223
TD Ameritrade Holding Corp.	498,176	16,624
The Blackstone Group LP	1,403,500	44,182
Virtus Investment Partners, Inc.	89,100	15,477
		573,683
Consumer Finance - 0.8%
Capital One Financial Corp.	1,580,600	129,009
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	2,332,766	322,248
Insurance - 1.1%
American International Group, Inc.	1,430,100	77,254
MetLife, Inc.	1,409,521	75,719
The Chubb Corp.	359,300	32,725
		185,698
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.2%
American Tower Corp.	2,135,761	$ 199,971
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (e)(f)(g)	500,000	13,923
RREF CMBS AIV, LP (e)(g)(i)	500,000	23,244
RREF Midtown Colony REIT, Inc (a)(e)(g)(h)	500,000	1,447
		38,614
TOTAL FINANCIALS		3,008,055
HEALTH CARE - 14.8%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	698,460	115,819
Alkermes PLC (a)	540,013	23,150
Alnylam Pharmaceuticals, Inc. (a)	204,371	15,961
Amgen, Inc.	1,310,777	184,112
Amicus Therapeutics, Inc. (a)	562,204	3,345
Biogen Idec, Inc. (a)	371,004	122,732
Bluebird Bio, Inc. (a)	208,773	7,491
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc. (a)	1,877,400	199,849
Intercept Pharmaceuticals, Inc. (a)	5,600	1,325
Medivation, Inc. (a)	184,000	18,192
Vertex Pharmaceuticals, Inc. (a)	770,400	86,524
		778,500
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	8,941,500	105,599
Covidien PLC	1,383,200	119,661
		225,260
Health Care Providers & Services - 1.6%
DaVita HealthCare Partners, Inc. (a)	923,400	67,537
McKesson Corp.	988,200	192,373
		259,910
Health Care Technology - 0.2%
athenahealth, Inc. (a)	194,500	25,614
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	579,800	33,037
Bruker BioSciences Corp. (a)	505,642	9,362
Illumina, Inc. (a)	236,100	38,702
		81,101
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 6.3%
AbbVie, Inc.	4,927,100	$ 284,589
Actavis PLC (a)	764,561	184,473
Bristol-Myers Squibb Co.	3,668,200	187,738
Jazz Pharmaceuticals PLC (a)	192,300	30,876
Merck & Co., Inc.	4,052,800	240,250
Salix Pharmaceuticals Ltd. (a)	145,300	22,702
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,104,100	59,345
Theravance, Inc.	1,596,400	27,282
		1,037,255
TOTAL HEALTH CARE		2,407,640
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	323,100	33,670
United Technologies Corp.	1,773,200	187,250
		220,920
Airlines - 1.3%
American Airlines Group, Inc.	1,284,900	45,588
Delta Air Lines, Inc.	2,057,700	74,386
JetBlue Airways Corp. (a)	3,986,700	42,339
Southwest Airlines Co.	426,600	14,406
Spirit Airlines, Inc. (a)	592,600	40,972
		217,691
Building Products - 0.3%
A.O. Smith Corp.	1,168,200	55,232
Commercial Services & Supplies - 0.1%
ADT Corp.	455,300	16,145
Electrical Equipment - 0.1%
Acuity Brands, Inc.	140,800	16,574
Industrial Conglomerates - 0.7%
Danaher Corp.	1,616,400	122,814
Machinery - 2.9%
Caterpillar, Inc.	996,700	98,703
Cummins, Inc.	458,470	60,509
Deere & Co.	1,091,000	89,451
Illinois Tool Works, Inc.	1,301,900	109,906
Manitowoc Co., Inc.	2,967,905	69,597
Valmont Industries, Inc.	294,800	39,777
		467,943
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.2%
Towers Watson & Co.	801,737	$ 79,773
Verisk Analytics, Inc. (a)	1,818,300	110,716
		190,489
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	1,711,700	126,751
TOTAL INDUSTRIALS		1,434,559
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 1.1%
Juniper Networks, Inc.	2,199,400	48,717
QUALCOMM, Inc.	1,817,400	135,887
		184,604
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	445,900	24,654
Internet Software & Services - 7.9%
Alibaba Group Holding Ltd. sponsored ADR	524,700	46,620
Facebook, Inc. Class A (a)	3,378,300	267,021
Gogo, Inc. (a)(d)	1,358,200	22,899
Google, Inc.:
Class A (a)	614,300	361,460
Class C (a)	619,200	357,501
LinkedIn Corp. (a)	79,300	16,478
NAVER Corp.	46,031	35,212
Rackspace Hosting, Inc. (a)	3,006,000	97,845
Tencent Holdings Ltd.	100	1
Twitter, Inc.	1,424,000	73,450
Yahoo!, Inc. (a)	404,800	16,496
		1,294,983
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	1,491,818	66,789
Computer Sciences Corp.	548,138	33,519
MasterCard, Inc. Class A	2,568,200	189,841
Maximus, Inc.	400,200	16,060
Visa, Inc. Class A	1,049,800	223,996
		530,205
Semiconductors & Semiconductor Equipment - 0.2%
Intersil Corp. Class A	2,657,900	37,769
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.9%
ANSYS, Inc. (a)	215,300	$ 16,292
DocuSign, Inc. (a)(g)	16,185	197
Intuit, Inc.	1,666,700	146,086
Microsoft Corp.	3,534,200	163,846
Mobileye NV	1,271,935	61,347
Progress Software Corp. (a)	982,447	23,490
Rovi Corp. (a)	2,096,400	41,393
salesforce.com, Inc. (a)	1,561,178	89,815
SS&C Technologies Holdings, Inc. (a)	937,639	41,153
Symantec Corp.	3,346,600	78,679
Synopsys, Inc. (a)	1,644,700	65,286
Tableau Software, Inc. (a)	579,100	42,072
Workday, Inc. Class A (a)	190,000	15,675
Xero Ltd. (a)	443,000	7,470
		792,801
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	6,400,613	644,867
Hewlett-Packard Co.	2,897,200	102,764
		747,631
TOTAL INFORMATION TECHNOLOGY		3,612,647
MATERIALS - 4.5%
Chemicals - 3.6%
Ashland, Inc.	154,100	16,042
CF Industries Holdings, Inc.	563,800	157,424
E.I. du Pont de Nemours & Co.	1,021,200	73,281
LyondellBasell Industries NV Class A	1,425,319	154,875
Monsanto Co.	846,684	95,260
Potash Corp. of Saskatchewan, Inc.	2,539,600	87,938
		584,820
Construction Materials - 0.3%
Vulcan Materials Co.	786,300	47,359
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	846,800	40,291
Metals & Mining - 0.2%
United States Steel Corp. (d)	1,014,700	39,746
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	534,000	$ 16,095
TOTAL MATERIALS		728,311
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Intelsat SA (a)	433,441	7,429
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	535,363	59,372
TOTAL TELECOMMUNICATION SERVICES		66,801
TOTAL COMMON STOCKS (Cost $12,168,560)		16,038,721
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc. 8.00% (a)(g)	12,145,838	15,784
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.2%
HubSpot, Inc. (a)(g)	2,670,845	20,031
Uber Technologies, Inc. 8.00% (g)	241,732	15,000
		35,031
IT Services - 0.1%
Nutanix, Inc. Series E (g)	462,283	6,193
Software - 0.2%
DocuSign, Inc.:
Series B (g)	7,510	91
Series B-1 (g)	2,249	27
Series D (a)(g)	2,376,438	28,921
Series E (g)	139,427	1,697
		30,736
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(g)	306,060	$ 4,181
TOTAL INFORMATION TECHNOLOGY		76,141
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $62,345)		91,925
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.12% (b)	156,277,594	156,278
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	63,154,275	63,154
TOTAL MONEY MARKET FUNDS (Cost $219,432)		219,432
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $12,450,337)		16,350,078
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(24,770)
NET ASSETS - 100%		$ 16,325,308
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,737,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
DocuSign, Inc.	10/21/13	$ 90
DocuSign, Inc. Series B	3/3/14	$ 99
DocuSign, Inc. Series B-1	3/3/14	$ 30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$ 11,071
DocuSign, Inc. Series E	3/3/14	$ 1,831
HubSpot, Inc.	10/25/12	$ 15,000
Nutanix, Inc. Series E	8/26/14	$ 6,193
Security	Acquisition Date	Acquisition Cost (000s)
Pure Storage, Inc. Series E	8/22/13	$ 2,121
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
Roku, Inc. 8.00%	5/7/13	$ 11,000
Uber Technologies, Inc. 8.00%	6/6/14	$ 15,000
(h) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
(i) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 67
Fidelity Securities Lending Cash Central Fund	756
Total	$ 823
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$ 24,313	$ -	$ -	$ 8,678	$ 13,923
RREF CMBS AIV, LP	20,125	-	-	4,028	23,244
RREF Midtown Colony REIT, Inc.	1,447	-	-	-	1,447
Total	$ 45,885	$ -	$ -	$ 12,706	$ 38,614
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,199,440	$ 2,183,656	$ -	$ 15,784
Consumer Staples	1,189,824	1,142,287	47,537	-
Energy	1,407,228	1,390,650	16,578	-
Financials	3,008,055	2,969,441	-	38,614
Health Care	2,407,640	2,407,640	-	-
Industrials	1,434,559	1,434,559	-	-
Information Technology	3,688,788	3,551,102	61,348	76,338
Materials	728,311	728,311	-	-
Telecommunication Services	66,801	66,801	-	-
Money Market Funds	219,432	219,432	-	-
Total Investments in Securities:	$ 16,350,078	$ 16,093,879	$ 125,463	$ 130,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2014

Assets
Investment in securities, at value (including securities loaned of $59,169) - See accompanying schedule: Unaffiliated issuers (cost $12,198,660)	$ 16,092,032
Fidelity Central Funds (cost $219,432)	219,432
Other affiliated issuers (cost $32,245)	38,614
Total Investments (cost $12,450,337)		$ 16,350,078
Receivable for investments sold		212,553
Receivable for fund shares sold		1,597
Dividends receivable		11,516
Distributions receivable from Fidelity Central Funds		92
Other affiliated receivables		40
Other receivables		1,845
Total assets		16,577,721

Liabilities
Payable for investments purchased	$ 165,783
Payable for fund shares redeemed	10,163
Accrued management fee	8,153
Other affiliated payables	1,955
Other payables and accrued expenses	3,205
Collateral on securities loaned, at value	63,154
Total liabilities		252,413

Net Assets		$ 16,325,308
Net Assets consist of:
Paid in capital		$ 11,524,951
Undistributed net investment income		75,544
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		826,396
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,898,417
Net Assets		$ 16,325,308

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2014

Magellan: Net Asset Value, offering price and redemption price per share ($13,677,363 ÷ 145,468 shares)	$ 94.02

Class K: Net Asset Value, offering price and redemption price per share ($2,647,945 ÷ 28,185 shares)	$ 93.95

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended September 30, 2014

Investment Income
Dividends (including $12,706 earned from other affiliated issuers)		$ 120,863
Income from Fidelity Central Funds		823
Total income		121,686

Expenses
Management fee Basic fee	$ 44,646
Performance adjustment	(11,793)
Transfer agent fees	10,647
Accounting and security lending fees	776
Custodian fees and expenses	117
Independent trustees' compensation	38
Appreciation in deferred trustee compensation account	3
Registration fees	54
Audit	92
Legal	28
Miscellaneous	66
Total expenses before reductions	44,674
Expense reductions	(213)	44,461
Net investment income (loss)		77,225
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	853,081
Other affiliated issuers	3,281
Foreign currency transactions	(51)
Total net realized gain (loss)		856,311
Change in net unrealized appreciation (depreciation) on: Investment securities	62,219
Assets and liabilities in foreign currencies	(48)
Total change in net unrealized appreciation (depreciation)		62,171
Net gain (loss)		918,482
Net increase (decrease) in net assets resulting from operations		$ 995,707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2014	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,225	$ 143,506
Net realized gain (loss)	856,311	1,945,264
Change in net unrealized appreciation (depreciation)	62,171	1,520,213
Net increase (decrease) in net assets resulting from operations	995,707	3,608,983
Distributions to shareholders from net investment income	(30,703)	(115,663)
Distributions to shareholders from net realized gain	(947,425)	(976,496)
Total distributions	(978,128)	(1,092,159)
Share transactions - net increase (decrease)	201,957	(1,176,730)
Total increase (decrease) in net assets	219,536	1,340,094

Net Assets
Beginning of period	16,105,772	14,765,678
End of period (including undistributed net investment income of $75,544 and undistributed net investment income of $29,022, respectively)	$ 16,325,308	$ 16,105,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

	Six months ended September 30,	Years ended March 31,
	2014	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 94.25	$ 79.96	$ 73.30	$ 75.56	$ 67.56	$ 44.63
Income from Investment Operations
Net investment income (loss) D	.43	.81	.93	.47	.56 G	.29
Net realized and unrealized gain (loss)	5.10	20.00	6.75	(2.30)	8.05	23.02
Total from investment operations	5.53	20.81	7.68	(1.83)	8.61	23.31
Distributions from net investment income	(.18)	(.67)	(1.00)	(.41)	(.54)	(.36)
Distributions from net realized gain	(5.59)	(5.85)	(.02)	(.02)	(.07)	(.02)
Total distributions	(5.76) I	(6.52)	(1.02)	(.43)	(.61)	(.38)
Net asset value, end of period	$ 94.02	$ 94.25	$ 79.96	$ 73.30	$ 75.56	$ 67.56
Total Return B, C	6.32%	26.50%	10.63%	(2.36)%	12.82%	52.33%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A	.50%	.47%	.54%	.60%	.75%
Expenses net of fee waivers, if any	.57% A	.50%	.47%	.54%	.60%	.75%
Expenses net of all reductions	.56% A	.50%	.46%	.53%	.59%	.74%
Net investment income (loss)	.94% A	.92%	1.27%	.69%	.83% G	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 13,677	$ 13,521	$ 12,341	$ 13,665	$ 19,398	$ 22,628
Portfolio turnover rate F	68% A	77%	88%	99%	42%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $5.76 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $5.586 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended September 30,	Years ended March 31,
	2014	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 94.16	$ 79.89	$ 73.24	$ 75.51	$ 67.53	$ 44.61
Income from Investment Operations
Net investment income (loss) D	.48	.90	1.02	.56	.65 G	.38
Net realized and unrealized gain (loss)	5.10	19.99	6.75	(2.30)	8.04	23.02
Total from investment operations	5.58	20.89	7.77	(1.74)	8.69	23.40
Distributions from net investment income	(.20)	(.77)	(1.10)	(.50)	(.64)	(.46)
Distributions from net realized gain	(5.59)	(5.85)	(.02)	(.02)	(.07)	(.02)
Total distributions	(5.79)	(6.62)	(1.12)	(.53) I	(.71)	(.48)
Net asset value, end of period	$ 93.95	$ 94.16	$ 79.89	$ 73.24	$ 75.51	$ 67.53
Total Return B, C	6.38%	26.63%	10.77%	(2.23)%	12.97%	52.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.39%	.35%	.42%	.46%	.59%
Expenses net of fee waivers, if any	.47% A	.39%	.35%	.42%	.46%	.59%
Expenses net of all reductions	.46% A	.39%	.34%	.41%	.46%	.58%
Net investment income (loss)	1.04% A	1.02%	1.40%	.82%	.97% G	.65%
Supplemental Data
Net assets, end of period (in millions)	$ 2,648	$ 2,585	$ 2,424	$ 2,814	$ 3,483	$ 2,495
Portfolio turnover rate F	68% A	77%	88%	99%	42%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Magellan® Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,123,911
Gross unrealized depreciation	(239,543)
Net unrealized appreciation (depreciation) on securities	$ 3,884,368

Tax cost	$ 12,465,710

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,489,572 and $6,259,244, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Magellan	$ 10,030.15
Class K	617.05
	$ 10,647

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $78 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $40.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $756, including $22 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $198 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $15.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2014	Year ended March 31, 2014
From net investment income
Magellan	$ 25,190	$ 94,191
Class K	5,513	21,472
Total	$ 30,703	$ 115,663
From net realized gain
Magellan	$ 794,965	$ 814,542
Class K	152,460	161,954
Total	$ 947,425	$ 976,496

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Magellan
Shares sold	1,249	3,294	$ 115,181	$ 293,533
Reinvestment of distributions	8,944	9,695	783,405	866,714
Shares redeemed	(8,187)	(23,873)	(755,163)	(2,081,525)
Net increase (decrease)	2,006	(10,884)	$ 143,423	$ (921,278)
Class K
Shares sold	1,308	2,046	$ 121,033	$ 182,347
Reinvestment of distributions	1,806	2,055	157,973	183,425
Shares redeemed	(2,380)	(6,998)	(220,472)	(621,224)
Net increase (decrease)	734	(2,897)	$ 58,534	$ (255,452)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2014 the results of its operations for the period then ended, the changes in its net assets for each of the two periods then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 11, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2011.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Magellan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MAG-USAN-1114
1.792157.111

Fidelity®

Magellan®

Fund -

Class K

Semiannual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Magellan	.57%
Actual		$ 1,000.00	$ 1,063.20	$ 2.95
Hypothetical A		$ 1,000.00	$ 1,022.21	$ 2.89
Class K	.47%
Actual		$ 1,000.00	$ 1,063.80	$ 2.43
Hypothetical A		$ 1,000.00	$ 1,022.71	$ 2.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	2.7
JPMorgan Chase & Co.	3.1	3.0
Bank of America Corp.	2.5	2.3
Google, Inc. Class A	2.2	4.1
Google, Inc. Class C	2.2	0.0
Berkshire Hathaway, Inc. Class B	2.0	1.9
TJX Companies, Inc.	1.9	1.8
AbbVie, Inc.	1.7	0.0
Wells Fargo & Co.	1.7	2.1
Facebook, Inc. Class A	1.6	2.0
	22.9
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	21.3
Financials	18.4	19.0
Health Care	14.8	14.1
Consumer Discretionary	13.5	13.8
Industrials	8.8	9.7
Asset Allocation (% of fund's net assets)
As of September 30, 2014*		As of March 31, 2014**
	Stocks 98.3%		Stocks 98.8%
	Convertible Securities 0.6%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	9.0%	** Foreign investments	6.3%

Semiannual Report

Investments September 30, 2014

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.7%
Johnson Controls, Inc.	2,536,200	$ 111,593
Automobiles - 0.2%
Tesla Motors, Inc. (a)	118,200	28,685
Diversified Consumer Services - 1.0%
H&R Block, Inc.	2,701,000	83,758
LifeLock, Inc. (a)(d)	1,756,400	25,099
Service Corp. International	2,954,719	62,463
		171,320
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	982,068	49,879
Domino's Pizza, Inc.	446,300	34,347
Las Vegas Sands Corp.	1,145,900	71,286
Starbucks Corp.	1,548,800	116,872
		272,384
Household Durables - 0.4%
KB Home	1,693,500	25,301
Leggett & Platt, Inc.	1,073,700	37,494
		62,795
Internet & Catalog Retail - 0.5%
priceline.com, Inc. (a)	79,000	91,528
Media - 3.3%
CBS Corp. Class B	1,236,300	66,142
Comcast Corp. Class A	4,702,500	252,900
Lions Gate Entertainment Corp.	1,218,900	40,187
Starz Series A (a)	542,400	17,943
Time Warner, Inc.	1,370,400	103,068
Viacom, Inc. Class B (non-vtg.)	701,300	53,958
		534,198
Specialty Retail - 3.6%
GNC Holdings, Inc.	849,300	32,902
Home Depot, Inc.	2,675,400	245,441
TJX Companies, Inc.	5,193,400	307,293
		585,636
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	1,428,700	50,876
Hanesbrands, Inc.	221,100	23,755
Kate Spade & Co. (a)	1,581,900	41,493
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	1,191,400	$ 106,273
VF Corp.	1,561,720	103,120
		325,517
TOTAL CONSUMER DISCRETIONARY		2,183,656
CONSUMER STAPLES - 7.3%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	428,660	47,537
Molson Coors Brewing Co. Class B	460,900	34,309
Monster Beverage Corp. (a)	1,047,200	95,997
		177,843
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	740,400	92,787
CVS Caremark Corp.	2,304,672	183,429
Kroger Co.	3,617,200	188,094
		464,310
Food Products - 2.9%
Bunge Ltd.	1,212,000	102,087
Keurig Green Mountain, Inc.	1,069,600	139,187
Mead Johnson Nutrition Co. Class A	1,038,400	99,915
Mondelez International, Inc.	3,797,500	130,121
		471,310
Personal Products - 0.5%
Herbalife Ltd.	1,745,400	76,361
TOTAL CONSUMER STAPLES		1,189,824
ENERGY - 8.6%
Energy Equipment & Services - 2.3%
Oceaneering International, Inc.	2,536,000	165,271
Schlumberger Ltd.	2,045,400	207,997
		373,268
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	1,990,300	201,896
BG Group PLC	898,000	16,578
Cabot Oil & Gas Corp.	2,783,636	90,997
Cimarex Energy Co.	162,800	20,599
ConocoPhillips Co.	1,996,300	152,757
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	2,009,000	$ 198,931
EP Energy Corp. (d)	3,361,000	58,750
Marathon Oil Corp.	339,600	12,766
Marathon Petroleum Corp.	645,400	54,646
Peabody Energy Corp.	1,319,400	16,334
Phillips 66 Co.	797,400	64,837
Phillips 66 Partners LP	260,300	17,375
Suncor Energy, Inc.	3,523,000	127,494
		1,033,960
TOTAL ENERGY		1,407,228
FINANCIALS - 18.4%
Banks - 9.6%
Bank of America Corp.	24,354,600	415,246
Citigroup, Inc.	4,491,016	232,724
Comerica, Inc.	525,000	26,177
JPMorgan Chase & Co.	8,264,998	497,883
U.S. Bancorp	2,688,359	112,454
Wells Fargo & Co.	5,289,155	274,348
		1,558,832
Capital Markets - 3.5%
BlackRock, Inc. Class A	745,100	244,631
Charles Schwab Corp.	1,476,068	43,382
KKR & Co. LP	1,666,569	37,164
Morgan Stanley	4,981,868	172,223
TD Ameritrade Holding Corp.	498,176	16,624
The Blackstone Group LP	1,403,500	44,182
Virtus Investment Partners, Inc.	89,100	15,477
		573,683
Consumer Finance - 0.8%
Capital One Financial Corp.	1,580,600	129,009
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	2,332,766	322,248
Insurance - 1.1%
American International Group, Inc.	1,430,100	77,254
MetLife, Inc.	1,409,521	75,719
The Chubb Corp.	359,300	32,725
		185,698
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.2%
American Tower Corp.	2,135,761	$ 199,971
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (e)(f)(g)	500,000	13,923
RREF CMBS AIV, LP (e)(g)(i)	500,000	23,244
RREF Midtown Colony REIT, Inc (a)(e)(g)(h)	500,000	1,447
		38,614
TOTAL FINANCIALS		3,008,055
HEALTH CARE - 14.8%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	698,460	115,819
Alkermes PLC (a)	540,013	23,150
Alnylam Pharmaceuticals, Inc. (a)	204,371	15,961
Amgen, Inc.	1,310,777	184,112
Amicus Therapeutics, Inc. (a)	562,204	3,345
Biogen Idec, Inc. (a)	371,004	122,732
Bluebird Bio, Inc. (a)	208,773	7,491
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc. (a)	1,877,400	199,849
Intercept Pharmaceuticals, Inc. (a)	5,600	1,325
Medivation, Inc. (a)	184,000	18,192
Vertex Pharmaceuticals, Inc. (a)	770,400	86,524
		778,500
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	8,941,500	105,599
Covidien PLC	1,383,200	119,661
		225,260
Health Care Providers & Services - 1.6%
DaVita HealthCare Partners, Inc. (a)	923,400	67,537
McKesson Corp.	988,200	192,373
		259,910
Health Care Technology - 0.2%
athenahealth, Inc. (a)	194,500	25,614
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	579,800	33,037
Bruker BioSciences Corp. (a)	505,642	9,362
Illumina, Inc. (a)	236,100	38,702
		81,101
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 6.3%
AbbVie, Inc.	4,927,100	$ 284,589
Actavis PLC (a)	764,561	184,473
Bristol-Myers Squibb Co.	3,668,200	187,738
Jazz Pharmaceuticals PLC (a)	192,300	30,876
Merck & Co., Inc.	4,052,800	240,250
Salix Pharmaceuticals Ltd. (a)	145,300	22,702
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,104,100	59,345
Theravance, Inc.	1,596,400	27,282
		1,037,255
TOTAL HEALTH CARE		2,407,640
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	323,100	33,670
United Technologies Corp.	1,773,200	187,250
		220,920
Airlines - 1.3%
American Airlines Group, Inc.	1,284,900	45,588
Delta Air Lines, Inc.	2,057,700	74,386
JetBlue Airways Corp. (a)	3,986,700	42,339
Southwest Airlines Co.	426,600	14,406
Spirit Airlines, Inc. (a)	592,600	40,972
		217,691
Building Products - 0.3%
A.O. Smith Corp.	1,168,200	55,232
Commercial Services & Supplies - 0.1%
ADT Corp.	455,300	16,145
Electrical Equipment - 0.1%
Acuity Brands, Inc.	140,800	16,574
Industrial Conglomerates - 0.7%
Danaher Corp.	1,616,400	122,814
Machinery - 2.9%
Caterpillar, Inc.	996,700	98,703
Cummins, Inc.	458,470	60,509
Deere & Co.	1,091,000	89,451
Illinois Tool Works, Inc.	1,301,900	109,906
Manitowoc Co., Inc.	2,967,905	69,597
Valmont Industries, Inc.	294,800	39,777
		467,943
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.2%
Towers Watson & Co.	801,737	$ 79,773
Verisk Analytics, Inc. (a)	1,818,300	110,716
		190,489
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	1,711,700	126,751
TOTAL INDUSTRIALS		1,434,559
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 1.1%
Juniper Networks, Inc.	2,199,400	48,717
QUALCOMM, Inc.	1,817,400	135,887
		184,604
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	445,900	24,654
Internet Software & Services - 7.9%
Alibaba Group Holding Ltd. sponsored ADR	524,700	46,620
Facebook, Inc. Class A (a)	3,378,300	267,021
Gogo, Inc. (a)(d)	1,358,200	22,899
Google, Inc.:
Class A (a)	614,300	361,460
Class C (a)	619,200	357,501
LinkedIn Corp. (a)	79,300	16,478
NAVER Corp.	46,031	35,212
Rackspace Hosting, Inc. (a)	3,006,000	97,845
Tencent Holdings Ltd.	100	1
Twitter, Inc.	1,424,000	73,450
Yahoo!, Inc. (a)	404,800	16,496
		1,294,983
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	1,491,818	66,789
Computer Sciences Corp.	548,138	33,519
MasterCard, Inc. Class A	2,568,200	189,841
Maximus, Inc.	400,200	16,060
Visa, Inc. Class A	1,049,800	223,996
		530,205
Semiconductors & Semiconductor Equipment - 0.2%
Intersil Corp. Class A	2,657,900	37,769
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.9%
ANSYS, Inc. (a)	215,300	$ 16,292
DocuSign, Inc. (a)(g)	16,185	197
Intuit, Inc.	1,666,700	146,086
Microsoft Corp.	3,534,200	163,846
Mobileye NV	1,271,935	61,347
Progress Software Corp. (a)	982,447	23,490
Rovi Corp. (a)	2,096,400	41,393
salesforce.com, Inc. (a)	1,561,178	89,815
SS&C Technologies Holdings, Inc. (a)	937,639	41,153
Symantec Corp.	3,346,600	78,679
Synopsys, Inc. (a)	1,644,700	65,286
Tableau Software, Inc. (a)	579,100	42,072
Workday, Inc. Class A (a)	190,000	15,675
Xero Ltd. (a)	443,000	7,470
		792,801
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	6,400,613	644,867
Hewlett-Packard Co.	2,897,200	102,764
		747,631
TOTAL INFORMATION TECHNOLOGY		3,612,647
MATERIALS - 4.5%
Chemicals - 3.6%
Ashland, Inc.	154,100	16,042
CF Industries Holdings, Inc.	563,800	157,424
E.I. du Pont de Nemours & Co.	1,021,200	73,281
LyondellBasell Industries NV Class A	1,425,319	154,875
Monsanto Co.	846,684	95,260
Potash Corp. of Saskatchewan, Inc.	2,539,600	87,938
		584,820
Construction Materials - 0.3%
Vulcan Materials Co.	786,300	47,359
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	846,800	40,291
Metals & Mining - 0.2%
United States Steel Corp. (d)	1,014,700	39,746
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	534,000	$ 16,095
TOTAL MATERIALS		728,311
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Intelsat SA (a)	433,441	7,429
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	535,363	59,372
TOTAL TELECOMMUNICATION SERVICES		66,801
TOTAL COMMON STOCKS (Cost $12,168,560)		16,038,721
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc. 8.00% (a)(g)	12,145,838	15,784
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.2%
HubSpot, Inc. (a)(g)	2,670,845	20,031
Uber Technologies, Inc. 8.00% (g)	241,732	15,000
		35,031
IT Services - 0.1%
Nutanix, Inc. Series E (g)	462,283	6,193
Software - 0.2%
DocuSign, Inc.:
Series B (g)	7,510	91
Series B-1 (g)	2,249	27
Series D (a)(g)	2,376,438	28,921
Series E (g)	139,427	1,697
		30,736
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(g)	306,060	$ 4,181
TOTAL INFORMATION TECHNOLOGY		76,141
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $62,345)		91,925
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.12% (b)	156,277,594	156,278
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	63,154,275	63,154
TOTAL MONEY MARKET FUNDS (Cost $219,432)		219,432
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $12,450,337)		16,350,078
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(24,770)
NET ASSETS - 100%		$ 16,325,308
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,737,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
DocuSign, Inc.	10/21/13	$ 90
DocuSign, Inc. Series B	3/3/14	$ 99
DocuSign, Inc. Series B-1	3/3/14	$ 30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$ 11,071
DocuSign, Inc. Series E	3/3/14	$ 1,831
HubSpot, Inc.	10/25/12	$ 15,000
Nutanix, Inc. Series E	8/26/14	$ 6,193
Security	Acquisition Date	Acquisition Cost (000s)
Pure Storage, Inc. Series E	8/22/13	$ 2,121
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
Roku, Inc. 8.00%	5/7/13	$ 11,000
Uber Technologies, Inc. 8.00%	6/6/14	$ 15,000
(h) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
(i) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 67
Fidelity Securities Lending Cash Central Fund	756
Total	$ 823
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$ 24,313	$ -	$ -	$ 8,678	$ 13,923
RREF CMBS AIV, LP	20,125	-	-	4,028	23,244
RREF Midtown Colony REIT, Inc.	1,447	-	-	-	1,447
Total	$ 45,885	$ -	$ -	$ 12,706	$ 38,614
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,199,440	$ 2,183,656	$ -	$ 15,784
Consumer Staples	1,189,824	1,142,287	47,537	-
Energy	1,407,228	1,390,650	16,578	-
Financials	3,008,055	2,969,441	-	38,614
Health Care	2,407,640	2,407,640	-	-
Industrials	1,434,559	1,434,559	-	-
Information Technology	3,688,788	3,551,102	61,348	76,338
Materials	728,311	728,311	-	-
Telecommunication Services	66,801	66,801	-	-
Money Market Funds	219,432	219,432	-	-
Total Investments in Securities:	$ 16,350,078	$ 16,093,879	$ 125,463	$ 130,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2014

Assets
Investment in securities, at value (including securities loaned of $59,169) - See accompanying schedule: Unaffiliated issuers (cost $12,198,660)	$ 16,092,032
Fidelity Central Funds (cost $219,432)	219,432
Other affiliated issuers (cost $32,245)	38,614
Total Investments (cost $12,450,337)		$ 16,350,078
Receivable for investments sold		212,553
Receivable for fund shares sold		1,597
Dividends receivable		11,516
Distributions receivable from Fidelity Central Funds		92
Other affiliated receivables		40
Other receivables		1,845
Total assets		16,577,721

Liabilities
Payable for investments purchased	$ 165,783
Payable for fund shares redeemed	10,163
Accrued management fee	8,153
Other affiliated payables	1,955
Other payables and accrued expenses	3,205
Collateral on securities loaned, at value	63,154
Total liabilities		252,413

Net Assets		$ 16,325,308
Net Assets consist of:
Paid in capital		$ 11,524,951
Undistributed net investment income		75,544
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		826,396
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,898,417
Net Assets		$ 16,325,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2014

Magellan: Net Asset Value, offering price and redemption price per share ($13,677,363 ÷ 145,468 shares)	$ 94.02

Class K: Net Asset Value, offering price and redemption price per share ($2,647,945 ÷ 28,185 shares)	$ 93.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended September 30, 2014

Investment Income
Dividends (including $12,706 earned from other affiliated issuers)		$ 120,863
Income from Fidelity Central Funds		823
Total income		121,686

Expenses
Management fee Basic fee	$ 44,646
Performance adjustment	(11,793)
Transfer agent fees	10,647
Accounting and security lending fees	776
Custodian fees and expenses	117
Independent trustees' compensation	38
Appreciation in deferred trustee compensation account	3
Registration fees	54
Audit	92
Legal	28
Miscellaneous	66
Total expenses before reductions	44,674
Expense reductions	(213)	44,461
Net investment income (loss)		77,225
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	853,081
Other affiliated issuers	3,281
Foreign currency transactions	(51)
Total net realized gain (loss)		856,311
Change in net unrealized appreciation (depreciation) on: Investment securities	62,219
Assets and liabilities in foreign currencies	(48)
Total change in net unrealized appreciation (depreciation)		62,171
Net gain (loss)		918,482
Net increase (decrease) in net assets resulting from operations		$ 995,707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2014	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,225	$ 143,506
Net realized gain (loss)	856,311	1,945,264
Change in net unrealized appreciation (depreciation)	62,171	1,520,213
Net increase (decrease) in net assets resulting from operations	995,707	3,608,983
Distributions to shareholders from net investment income	(30,703)	(115,663)
Distributions to shareholders from net realized gain	(947,425)	(976,496)
Total distributions	(978,128)	(1,092,159)
Share transactions - net increase (decrease)	201,957	(1,176,730)
Total increase (decrease) in net assets	219,536	1,340,094

Net Assets
Beginning of period	16,105,772	14,765,678
End of period (including undistributed net investment income of $75,544 and undistributed net investment income of $29,022, respectively)	$ 16,325,308	$ 16,105,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

	Six months ended September 30,	Years ended March 31,
	2014	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 94.25	$ 79.96	$ 73.30	$ 75.56	$ 67.56	$ 44.63
Income from Investment Operations
Net investment income (loss) D	.43	.81	.93	.47	.56 G	.29
Net realized and unrealized gain (loss)	5.10	20.00	6.75	(2.30)	8.05	23.02
Total from investment operations	5.53	20.81	7.68	(1.83)	8.61	23.31
Distributions from net investment income	(.18)	(.67)	(1.00)	(.41)	(.54)	(.36)
Distributions from net realized gain	(5.59)	(5.85)	(.02)	(.02)	(.07)	(.02)
Total distributions	(5.76) I	(6.52)	(1.02)	(.43)	(.61)	(.38)
Net asset value, end of period	$ 94.02	$ 94.25	$ 79.96	$ 73.30	$ 75.56	$ 67.56
Total Return B, C	6.32%	26.50%	10.63%	(2.36)%	12.82%	52.33%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A	.50%	.47%	.54%	.60%	.75%
Expenses net of fee waivers, if any	.57% A	.50%	.47%	.54%	.60%	.75%
Expenses net of all reductions	.56% A	.50%	.46%	.53%	.59%	.74%
Net investment income (loss)	.94% A	.92%	1.27%	.69%	.83% G	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 13,677	$ 13,521	$ 12,341	$ 13,665	$ 19,398	$ 22,628
Portfolio turnover rate F	68% A	77%	88%	99%	42%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $5.76 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $5.586 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended September 30,	Years ended March 31,
	2014	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 94.16	$ 79.89	$ 73.24	$ 75.51	$ 67.53	$ 44.61
Income from Investment Operations
Net investment income (loss) D	.48	.90	1.02	.56	.65 G	.38
Net realized and unrealized gain (loss)	5.10	19.99	6.75	(2.30)	8.04	23.02
Total from investment operations	5.58	20.89	7.77	(1.74)	8.69	23.40
Distributions from net investment income	(.20)	(.77)	(1.10)	(.50)	(.64)	(.46)
Distributions from net realized gain	(5.59)	(5.85)	(.02)	(.02)	(.07)	(.02)
Total distributions	(5.79)	(6.62)	(1.12)	(.53) I	(.71)	(.48)
Net asset value, end of period	$ 93.95	$ 94.16	$ 79.89	$ 73.24	$ 75.51	$ 67.53
Total Return B, C	6.38%	26.63%	10.77%	(2.23)%	12.97%	52.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.39%	.35%	.42%	.46%	.59%
Expenses net of fee waivers, if any	.47% A	.39%	.35%	.42%	.46%	.59%
Expenses net of all reductions	.46% A	.39%	.34%	.41%	.46%	.58%
Net investment income (loss)	1.04% A	1.02%	1.40%	.82%	.97% G	.65%
Supplemental Data
Net assets, end of period (in millions)	$ 2,648	$ 2,585	$ 2,424	$ 2,814	$ 3,483	$ 2,495
Portfolio turnover rate F	68% A	77%	88%	99%	42%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Magellan® Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,123,911
Gross unrealized depreciation	(239,543)
Net unrealized appreciation (depreciation) on securities	$ 3,884,368

Tax cost	$ 12,465,710

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,489,572 and $6,259,244, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Magellan	$ 10,030.15
Class K	617.05
	$ 10,647

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $78 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $40.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $756, including $22 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $198 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $15.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2014	Year ended March 31, 2014
From net investment income
Magellan	$ 25,190	$ 94,191
Class K	5,513	21,472
Total	$ 30,703	$ 115,663
From net realized gain
Magellan	$ 794,965	$ 814,542
Class K	152,460	161,954
Total	$ 947,425	$ 976,496

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Magellan
Shares sold	1,249	3,294	$ 115,181	$ 293,533
Reinvestment of distributions	8,944	9,695	783,405	866,714
Shares redeemed	(8,187)	(23,873)	(755,163)	(2,081,525)
Net increase (decrease)	2,006	(10,884)	$ 143,423	$ (921,278)
Class K
Shares sold	1,308	2,046	$ 121,033	$ 182,347
Reinvestment of distributions	1,806	2,055	157,973	183,425
Shares redeemed	(2,380)	(6,998)	(220,472)	(621,224)
Net increase (decrease)	734	(2,897)	$ 58,534	$ (255,452)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2014 the results of its operations for the period then ended, the changes in its net assets for each of the two periods then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 11, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2011.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Magellan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MAG-K-USAN-1114
1.863179.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 20, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 20, 2014